Accrued liabilities and provisions - Litigation (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ISA Energa Brasil
Accrued liabilities and provisions
Legal proceedings in process, damages sought, value	$ 49,577
CTEEP Regulatory Contingency
Accrued liabilities and provisions
Legal proceedings in process, damages sought, value	38,489	$ 34,846
Direct fixing for the damages associated with the hydrocarbon spill case
Accrued liabilities and provisions
Legal proceedings in process, damages sought, value	14,245	14,245
Administrative processes case
Accrued liabilities and provisions
Legal proceedings in process, damages sought, value	12,164	10,161
Transelca. Regulatory contingency
Accrued liabilities and provisions
Legal proceedings in process, damages sought, value	8,689	8,714
Damages caused by export activities
Accrued liabilities and provisions
Legal proceedings in process, damages sought, value	$ 6,084	$ 5,429